NOTE 6 (Details) (USD $)	1 Months Ended				9 Months Ended	12 Months Ended
	Mar. 31, 2013		Jan. 31, 2013		Sep. 30, 2013	Dec. 31, 2013
Details
Proceeds from Unsecured Notes Payable						$ 55,075 [1]
Proceeds from related party notes payable	5,000	[2]	25,000	[2]	(30,000)	30,000
Related Party Transaction, Amounts of Transaction	$ 5,000		$ 25,000

[1]	As of December 31, 2012, the balance on the note has been paid in full.
[2]	In April 2013, the balance on the note was repaid in full.